Note 22 - Convertible Preference Share Liabilities - Disclosure of Convertible Preference Share Liabilities (Details)	12 Months Ended
Dec. 31, 2024 USD ($) shares
Statement Line Items [Line Items]
Convertible preference share liabilities, shares (in shares) | shares	18,000
Convertible preference share liabilities, amount | $	$ 7,767,238
Convertible preference share liabilities issued, shares (in shares) | shares	10,000
Convertible preference share liabilities issued, amount | $	$ 5,544,628
Convertible preference share liabilities exercised, shares (in shares) | shares	(28,000)
Convertible preference share liabilities exercised, value | $	$ (39,465,089)
Change in fair value, shares (in shares) | shares	0
Change in fair value, value | $	$ 26,153,223
Convertible preference share liabilities, shares (in shares) | shares	0
Convertible preference share liabilities, amount | $	$ 0